Regulatory Assets and Liabilities	6 Months Ended
Jun. 30, 2025
Regulated Operations [Abstract]
Regulatory Assets and Liabilities	REGULATORY ASSETS AND LIABILITIES
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the 2024 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2025	2024
Regulatory assets
Deferred income taxes	2,280	2,248
Deferred energy management costs	623	591
Rate stabilization and related accounts	427	453
Employee future benefits	231	235
Deferred lease costs	144	142
Deferred restoration costs	122	133
Derivatives	119	175
Manufactured gas plant site remediation deferral	80	82
Generation early retirement costs	57	66
Renewable natural gas account	47	58
Other regulatory assets	492	448
Total regulatory assets	4,622	4,631
Less: Current portion	(757)	(823)
Long-term regulatory assets	3,865	3,808

Regulatory liabilities
Future cost of removal	1,779	1,728
Deferred income taxes	1,319	1,329
Employee future benefits	434	459
Rate stabilization and related accounts	196	208
Renewable energy surcharge	148	155
Energy efficiency liability	85	88
Electric and gas moderator account	43	61
Alberta Electric System Operator charges deferral	34	58
Other regulatory liabilities	186	205
Total regulatory liabilities	4,224	4,291
Less: Current portion	(502)	(595)
Long-term regulatory liabilities	3,722	3,696